SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION

A summary of the stock option activity under the Company’s incentive plan for the years ended December 31, 2024 and 2023 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2023	268	$6,669.00	$8,067.60	4.1	$—
Granted	—	—	—		—
Forfeited	(100)	552.60	464.40		—
Outstanding at December 31, 2023	168	10,290.60	13,899.60	3.4	—
Granted	—	—	—		—
Forfeited	(40)	7,083.00	9,723.60		—
Outstanding at December 31, 2024	128	$11,298.60	$15,211.80	2.3	$—

Exercisable at December 31, 2024	124	$11,669.04	$15,722.40	2.0	$—

SCHEDULE OF STOCK-BASED COMPENSATION FOR RESTRICTED STOCK UNITS

The following table summarizes the Company’s recognition of stock-based compensation for restricted stock units for the following periods:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Stock-based compensation expense for RSUs:
General and administrative	$96,716	$162,042	$291,776	$476,513
Research and development	89,851	207,158	294,071	620,057
Total	$186,567	$369,200	$585,847	$1,096,570

The following table summarizes the Company’s recognition of stock-based compensation for restricted stock units for the following periods:

	Year ended December 31,
	2024	2023
Stock-based compensation expense for RSUs:
General and administrative	$646,636	$1,085,791
Research and development	829,311	908,294
Total	$1,475,947	$1,994,085

SCHEDULE OF WARRANTS OUTSTANDING

The following table summarizes information about shares issuable under warrants outstanding at December 31, 2024 and 2023:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2023	3,619	$10,504.80	3.6	$5,514
Issued	12,841	246.60	—	—
Exercised	(678)	246.60	—	—
Forfeited	(254)	20,070.00		—
Outstanding at December 31, 2023	15,528	2,122.20	4.6	—
Issued	—	—	—	—
Expired	(4)	28,800.00	—	—
Exercised	(10,856)	246.60	—	—
Outstanding at December 31, 2024	4,668	$6,440.40	2.7	$—

Exercisable at December 31, 2024	4,668	$6,440.40	2.7	$—

SCHEDULE OF WARRANTS OUTSTANDING

The following table summarizes information about shares issuable under warrants outstanding at September 30, 2025:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at December 31, 2024	4,668	$6,440.40	2.7	$—
Issued	742,238	13.49	—	—
Exercised	(240,611)	9.32	—	—
Forfeited	(408)	6,730.20	—	—
Outstanding at September 30, 2025	505,887	68.73	3.2	—

Exercisable at September 30, 2025	87,588	$344.10	2.8	$—

The following table summarizes information about investment options outstanding at December 31, 2024 and 2023:

	Investment options outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2023	5,945	$1,427.40	5.1	$—
Exercised	(5,556)	246.60	—	—
Outstanding at December 31, 2023	389	1,800.00	4.1	$—
Exercised	—	—	—	—
Outstanding at December 31, 2024	389	$1,800.00	2.6	$—

Exercisable at December 31, 2024	389	$1,800.00	2.6	$—

SCHEDULE OF BLACK SCHOLES VALUATION MODEL FOR VALUATION OF WARRANTS

The Company established the initial fair value of its equity classified Inducement Warrants at the date of issuance on December 28, 2023. The Company used a Black Scholes valuation model in order to determine their value. The key inputs into the Black Scholes valuation model for the valuation of the warrants are below:

Roth and Inducement Warrants
December 28, 2023
Term (years)	5.0
Stock price	$280.80
Exercise price	$246.60
Dividend yield	—%
Expected volatility	92.0%
Risk free interest rate	3.80%

Number of warrants	12,841
Value (per share)	$208.80

Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF RESTRICTED STOCK UNITS

The Company’s activity in restricted stock units was as follows for the nine months ended September 30, 2025:

	Number of shares	Weighted average fair value
Non-vested at December 31, 2024	3,992	$288.96
Granted	19,564	15.24
Forfeited	—	—
Vested	(721)	1,060.04
Non-vested at September 30, 2025	22,835	$30.10

The Company’s activity in restricted stock units was as follows for the year ended December 31, 2024:

	Number of shares	Weighted average fair value
Non-vested at January 1, 2023	349	$16,662.60
Granted	1,013	491.40
Forfeited	(242)	4,629.60
Vested	(348)	3,564.00
Non-vested at December 31, 2023	772	5,214.60
Granted	3,544	106.08
Forfeited	(154)	516.60
Vested	(170)	3,999.60
Non-vested at December 31, 2024	3,992	$288.96

Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF RESTRICTED STOCK UNITS

The Company’s activity in restricted common stock was as follows for the years ended December 31, 2024:

	Number of shares	Weighted average fair value
Non-vested at January 1, 2024	—	—
Granted	1,216	$75.60
Vested	(1,216)	$75.60
Non-vested at December 31, 2024	—	$—